CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net income (loss)	$ 54.4	$ 113.7	$ 128.7
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	49.6	59.7	66.5
(Gain) loss on disposition of discontinued operations	(0.1)	(2.4)	(68.7)
Deferred taxes	(17.6)	(9.1)	37.6
Impairments	83.6	9.0	6.8
(Gain) loss on sale of assets	(9.8)	(1.9)	(58.0)
Loss on early extinguishment of debt	0.0	0.7	52.6
Stock-based compensation expense	43.1	36.7	38.5
Pension plan settlements	0.0	67.8	1.5
Inventory and other non-cash charges	47.6	30.3	34.0
Changes in operating assets and liabilities (net of effects of acquisitions and divestitures):
Trade receivables	176.1	(107.9)	(0.5)
Inventories	20.3	(284.2)	(33.5)
Trade accounts payable	(220.1)	213.2	25.0
Other assets and liabilities	(57.0)	(25.1)	(46.0)
Foreign exchange and other operating activities, net	3.3	(6.3)	(31.5)
Net cash provided by (used in) operating activities	173.4	94.2	153.0
Investing Activities
Capital expenditures	(108.9)	(103.8)	(43.5)
Proceeds from sale of capital assets	4.3	2.8	20.2
Proceeds from disposition of investments	30.7	19.3	783.2
Proceeds (payments) from disposition of discontinued operations	177.7	2.5	775.7
Other investing activities, net	0.0	(6.7)	0.0
Net cash provided by (used in) investing activities	103.8	(85.9)	1,535.6
Financing Activities
Repayments of debt	(1,660.5)	(1,150.1)	(1,594.1)
Proceeds from issuance of debt	1,616.6	1,382.3	1,010.7
Payment of debt extinguishment costs	0.0	(0.5)	(36.4)
Share repurchases	(7.4)	(427.5)	(924.9)
Dividends paid	(31.4)	(30.0)	(29.5)
Other financing activities, net	(21.0)	(19.1)	(32.3)
Net cash provided by (used in) financing activities	(103.7)	(244.9)	(1,606.5)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(5.5)	(21.4)	46.1
Net Increase (Decrease) in Cash and Cash Equivalents	168.0	(258.0)	128.2
Cash and Cash Equivalents at Beginning of Period	372.1	630.1	501.9
Cash and Cash Equivalents at End of Period	$ 540.1	$ 372.1	$ 630.1